Advances to joint ventures (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Investments in and Advances to Affiliates [Table Text Block]

	As of
	December 31,
(in thousands of U.S. dollars)	2014	2013
Current portion of advances to joint ventures	$6,665	$7,112
Long-term advances to joint ventures	12,287	17,398
Advances/shareholder loans to joint ventures	$18,952	$24,510